Business combinations - Schedule of PRA Health Sciences Inc Acquisition (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Jul. 01, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Goodwill	$ 8,942,525,000	$ 9,037,931,000		$ 936,257,000
PRA Health Sciences, Inc
Business Acquisition [Line Items]
Cash and cash equivalents			$ 259,971,000
Accounts receivable and unbilled revenue			934,308,000
Other current assets			125,156,000
Fixed assets			156,851,000
Operating lease right-of-use assets			180,601,000
Goodwill			8,084,314,000
Intangible assets			4,919,000,000
Deferred tax assets			25,190,000
Other assets			33,928,000
Accounts payable			(50,259,000)
Accrued expenses and other current liabilities			(380,048,000)
Current portion of operating lease liabilities			(36,506,000)
Unearned revenue			(739,278,000)
Non-current portion of operating lease liabilities			(147,204,000)
Non-current deferred tax liabilities			(1,119,762,000)
Other non-current liabilities			(204,291,000)
Net assets acquired			12,041,971,000
Goodwill expected to be tax deductible			$ 0